IMPAIRMENT OF LONG-LIVED ASSETS (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long-lived assets		$ 1,000	$ 14	$ 1,003	$ 56
Yanacocha
IMPAIRMENT OF LONG-LIVED ASSETS
Frequency of closure plan updates (in years)	5 years
Corporate and other
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long-lived assets			4		6
North America
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long-lived assets				1
South America
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long-lived assets			4	$ 1,002	44
South America | Yanacocha
IMPAIRMENT OF LONG-LIVED ASSETS
Frequency of closure plan updates (in years)				5 years
Australia
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long-lived assets			$ 6
Africa
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long-lived assets					$ 6
Property Plant And Mine Development | South America | Yanacocha
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long-lived assets		$ 1,003